Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings
Schedule of shortterm and Longterm borrowings

	As of December 31
	2021	2022
	RMB	RMB

Short‑term borrowings	6,838,328	4,940,310
Long‑term borrowings	1,681,370	149,925
Total	8,519,698	5,090,235

Schedule of short-term and long-term borrowings maturities

	As of December 31
	2021	2022
	RMB	RMB

Within 1 year	6,838,328	4,940,310
Between 1 to 2 years	1,567,890	142,625
Between 2 to 3 years	113,480	7,300
Total	8,519,698	5,090,235